Registration No. 333-133380

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐

Amendment No. 6	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor's Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue,

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (DATE) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on April 30, 2007 pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts offered without sales charge under fee-based programs.

Prospectus

April 30, 2007

Individual Flexible Payment Variable Annuity (Fee Based)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity Contract for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (fee-based programs). The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

T. Rowe Price Small Cap Value Portfolio

Mid Cap Growth Stock Portfolio

International Growth Portfolio

Franklin Templeton International Equity Portfolio

AllianceBernstein Mid Cap Value Portfolio

Index 400 Stock Portfolio

Janus Capital Appreciation Portfolio

Growth Stock Portfolio

Large Cap Core Stock Portfolio

Capital Guardian Domestic Equity Portfolio

T. Rowe Price Equity Income Portfolio

Index 500 Stock Portfolio

Asset Allocation Portfolio

Balanced Portfolio

High Yield Bond Portfolio

Select Bond Portfolio

Money Market Portfolio

Fidelity® Variable Insurance Products Fund III

Mid Cap Portfolio

Russell Investment Funds

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

[more funds tbd]

Core Bond Fund

Real Estate Securities Fund

Fixed Option

Guaranteed Interest Fund

The Contract and the variable options:

•	are not guaranteed to achieve their goals

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

Please read carefully this prospectus and the accompanying

prospectuses for the variable options and keep them for future reference.

These prospectuses provide information that you should know before investing in the Contract.

No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

The Contract may not be available in all states and is only offered where it can be lawfully sold.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated April 30, 2007, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit – An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant – The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments – Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit – An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary – A person who receives payments under the Contract if all the Owners die before the Maturity Date.

Contract – The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value – The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals since that Valuation Date; and any applicable charges under the Contract deducted since that Valuation Date.

Division – A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund – A Fund is registered under the Investment Company Act of 1940 as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account – All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Interest Fund – A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.

Investment Professional – Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person).

Maturity Date – The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner – The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio – A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments – Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account – The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date – Any day on which the New York Stock Exchange (NYSE) is open for trading and any other day we are required under the Investment Company Act of 1940 to value assets of a Division of the Separate Account.

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract during the Accumulation Period. They do not include any fee your Investment Professional may charge you for his or her services. They also do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners

(as a percentage of Purchase Payments)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None **

Annual Expenses

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees	0.75%
Current Mortality and Expense Risk Fees	0.35%
Other Expenses	None
Total Maximum Separate Account Annual Expenses	0.75%
Total Current Separate Account Annual Expenses	0.35%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)*	0.40%
*	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant's birthday at the time the application is approved) 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

**	We do not presently charge a fee for transfers between Divisions, but on certain contracts offered after the date of this prospectus, we may reserve the right to do so.

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2006. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	[—%]	[—%]
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	[—%]	[—%]
*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2006. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of [—%].

**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Portfolios that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Contract Without the Enhanced Death Benefit (“EDB”)

	1 year			3 years			5 years			10 years
Maximum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]
Minimum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]

Contract With the Enhanced Death Benefit

(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 year			3 years			5 years			10 years
Maximum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]
Minimum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]

We reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the enhanced death benefit (EDB) above was determined by multiplying the maximum EDB percentage charge (.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as [0.00%] based on the annual Contract fees collected divided by the average assets of the Division for the fiscal year ended 12/31/06.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contact to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios.

To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets exceeded $132 billion as of December 31, 2006. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Investment Options

The Contract offers a fixed option and a variety of variable investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide asset allocation or investment advice. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims –paying ability of, the Company.

The Role of Your Investment Professional

Your Investment Professional may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.

We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.

Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. We will not verify the fee amount withdrawn, but we will send you a confirmation of the withdrawal, which you should review to verify the fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.

Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional, or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products Fund III; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.

The investment adviser for the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., AllianceBernstein L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Portfolio	Investment Objective	Sub-adviser (if applicable)

Small Cap Growth Stock Portfolio	Long-term growth of capital

T. Rowe Price Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.

Mid Cap Growth Stock Portfolio	Long-term growth of capital

International Growth Portfolio	Long-term growth of capital

Franklin Templeton International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC

AllianceBernstein Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	AllianceBernstein L.P.

Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index

Janus Capital Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC

Growth Stock Portfolio	Long-term growth of capital

Large Cap Core Stock Portfolio	Long-term growth of capital and income

Capital Guardian Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company

T. Rowe Price Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.

Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index

Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk

Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk

High Yield Bond Portfolio	High current income and capital appreciation

Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital

Money Market Portfolio	Maximum current income consistent with liquidity and stability of capital*
*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Fidelity® Variable Insurance Products Fund III

The Fidelity® VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Separate Account buys Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective
VIP Mid Cap Portfolio	Long-term growth of capital

Russell Investment Funds

The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo, formerly known as the “Frank Russell Investment Management Company”). RIMCo also advises, operates, and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective

Multi-Style Equity Fund	Long-term growth of capital

Aggressive Equity Fund	Long-term growth of capital

Non-U.S. Fund	Long-term growth of capital

Core Bond Fund	Current income and the preservation of capital

Real Estate Securities Fund	Current income and long-term growth of capital

[“stand alone funds” placeholder]

We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to [0.__%]. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in administering the Contracts and, in its role as an intermediary, the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Portfolios prospectus and later in this prospectus. (See “Additional Information – The Distributor.”) The payments are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer on or before the close of trading on the New York Stock Exchange (typically, 4:00pm Eastern Time), your request will receive same-day pricing. If we receive your request for transfer after the close of trading on the New York Stock Exchange, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount which may be transferred is the lesser of $100 or the entire value of the units in the Division from which the transfer is being made. We currently make no charge for transfers, although we reserve the right to make such a charge in the future.

Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option – The Guaranteed Interest Fund”.)

Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Portfolio until the next Contract anniversary.

These policies and procedures may change from time to time in our sole discretion without notice; provided, however, Contract Owners would be given advance, written notice if the policies and procedures were revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s).

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners.

Fixed Option – The Guaranteed Interest Fund

During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state. To find out if a GIF is available in your state, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company.

You may transfer amounts previously invested in the Separate Account Divisions to the GIF, prior to the Maturity Date, and you may transfer amounts in the GIF to the Separate Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract. Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to the amounts in the GIF. (See “Deductions”.)

In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the Investment Company Act of 1940. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the GIF earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. The interest rate will not be less than an annual effective rate of at least 1.0% (or a higher rate if required by applicable state law). At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the GIF in the same manner as the effective date for a transaction involving a Division of the Separate Account.

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. In states where the annual effective interest rate may not be less than 3% in all years, the maximum limit without our consent is $50,000. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

Transfers from the GIF to the Separate Account Divisions are subject to limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000.

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the GIF do not bear any expenses of any of the Portfolios. Other charges under the Contract apply for amounts in the GIF as they are described in this prospectus for amounts you invest in the variable options. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.

The Contract

Generally The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the value of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division.

Purchase Payments Under the Contract

Frequency and Amount A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may reduce or waive our minimums. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $40,000.

Application of Purchase Payments We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs on or before the close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern Time). If receipt occurs after the close of trading on the New York Stock Exchange, we deem receipt to occur on the following Valuation Date. If you attempt to make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the account from which the transfer was made or for any other reason, we will reverse the transaction. Money orders or travelers’ checks will not be accepted in connection with the purchase of a variable product contract. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date Purchase Payments under the Contract may be made until the Maturity Date stated on the Contract’s specifications page. Distributions may be required before the Maturity Date.(See “Minimum Distribution Requirements.”)

Access to Your Money

Withdrawals Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We will not grant a partial withdrawal that would result in a Contract Value of less than $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept a withdrawal request (including an exchange) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under The Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the Investment Company Act of 1940 (the “Act”) because of one or more of the following: (a) the New York Stock Exchange (“NYSE”) is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission (“SEC”) has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Amount of the Death Benefit If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office. If we receive proof of death on or before the close of trading for the New York Stock Exchange (typically 4:00pm Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death after the close of trading on the New York Stock Exchange, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange.

If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the above paragraph). If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans.”)

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount:

Total Purchase Payments		$50,000		$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal		$50,000		$50,000
Contract Value at the time of withdrawal		$100,000		$40,000
Withdrawal Amount		$25,000		$10,000
Proportionate Adjustment for Withdrawal	($ x $	25,000/$100,000) 50,000 = $12,500	($ x $	10,000/$40,000) 50,000 = $12,500
Guaranteed Minimum Death Benefit immediately after the withdrawal	$ = $	50,000 – $12,500 37,500	$ =$	50,000 – $12,500 37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant's 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date – Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007 - $100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008 - $50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008 - $20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1 - $20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1 - $20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Distribution of the Death Benefit If the Owner is the Annuitant and the Owner dies before the Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force unless the Owner elected a payment plan for the Beneficiary. The Beneficiary may also elect to receive the death benefit in a lump sum or under a payment plan (See “Payment Plans.”) In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner.

If the Contract continues in force, we will set the Contract Value at an amount equal to the death benefit (pursuant to the terms of your Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant's death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal). If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose or to the Guaranteed Interest Fund. (See “Transfers Between Divisions” and “Payment Plans”.)

Payment Plans

Generally If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1) monthly payments for a specified period;

(2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3) monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis. While no charges are assessed on fixed income plans, we will continue to assess on variable income plans mortality rate and expense risk charges. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans The following Variable Income Plans are available:

1. Installment Income for a Specified Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Certain Period. An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners.

Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial interest of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the Investment Company Act of 1940.

Contract Fee On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

Premium Taxes The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are shown in the attached prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity® VIP Mid Cap Portfolio, and the Russell Investment Funds.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contract

Traditional IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $4,000 for 2007 and $5,000 in 2008 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $50,000—$60,000 for single filers and between $75,000—$85,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $150,000—$160,000. After 2006, federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. After 2006, a nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA If an individual has earned income; the individual and the individual’s spouse are each permitted to make a maximum contribution of $4,000 for 2007, $5,000 for 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and, after 2007, employer plans may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

Non-Tax Qualified Contract There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received. However, in 2007, IRA owners who have attained age 70 1/2 may make distributions of up to $100,000 to qualified charities without including the amount in income.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions benefits from individual retirement annuity Contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Roth IRAs Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts Benefits received as Annuity Payments from non-tax qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. Withdrawals taken within 24 months after partial exchange, however, may be subject to special tax rules. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the Owner and an assumed beneficiary who is ten years younger. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

Spousal Exceptions: If the designated beneficiary is the Owner’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

2. Roth IRAs The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

3. Nonqualified Contracts The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that (i) the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and (ii) the surviving spouse is not required to take any distributions during her lifetime.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (EFT) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected investment options is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (RMD) For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time.

Only Contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps If you select this service, we will automatically sweep or transfer interest from the Guaranteed Interest Fund (“GIF”) to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually, or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps. The GIF is NOT available in the state of MA or NY.

Owner Inquiries Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access Fund performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also transfer invested assets among Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Householding To reduce costs, we now send only a single copy of prospectuses and reports to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of prospectuses and reports by calling us at 1-888-455-2232.

Additional Information

The Distributor We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us. Although NMIS does not receive commissions on the sales of Contracts, it does receive fees in lieu of commissions for brokerage services provided to Contract Owners based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to NMIS in lieu of brokerage commissions. NMIS will pay all or a portion of these asset-based fees to its registered representatives who sell the Contracts and provide services to the Owners. The Contracts are currently available exclusively through NMIS and our Financial Representatives, and cannot be held with or transferred to a representative registered with an unaffiliated broker-dealer.

Because registered representatives of the Distributor are also our appointed agents, they are eligible for various cash benefits, such as bonuses, insurance benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. Certain of the Distributor's registered representatives and managers may receive other payments from us for the recruitment and training of personnel, production of promotional literature and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

The Separate Account We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

You may allocate the money you invest under your Contract among the variable and fixed options described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the Investment Company Act of 1940, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the Investment Company Act of 1940 or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the Investment Company Act of 1940 and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the New York Stock Exchange is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Each Owner or payee will receive periodic reports relating to the Portfolios, proxy material and a form with which to give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge. Fixed Annuity Contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the Fixed Annuity Contract.

It is our current practice not to allow exchanges from a Contract to a back-load VA, front-load VA or Fixed Annuity Contract.

Legal Proceedings Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE SEPARATE ACCOUNT	B-4

Page
EXPERTS	B-4
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	F-1
FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL	F-__

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account A, Flexible Payment Variable Annuity (Fee Based) to:

Name

Address

City_______________________State_____________________________________Zip______________________________________________

APPENDIX A — Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006

Northwestern Mutual Series Fund, Inc.

December 31, 2006
Small Cap Growth Stock Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
T. Rowe Price Small Cap Value Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Mid-Cap Growth Stock Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
International Growth Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Franklin Templeton International Equity Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Index 400 Stock Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Janus Capital Appreciation Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Growth Stock Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Large Cap Core Stock Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Capital Guardian Domestic Equity Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
T. Rowe Price Equity Income Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Index 500 Stock Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Asset Allocation Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Balanced Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
High Yield Bond Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Select Bond Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Money Market Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Mid Cap Division	December 31, 2006
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________

Russell Investment Funds

December 31, 2006
Multi-Style Equity Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Aggressive Equity Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Non-U.S. Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Core Bond Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________
Real Estate Division
Accumulation Unit Value	$	____________
Number of Units Outstanding		____________

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (Fee Based)

An individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement

Annuities (“IRAs”), Roth IRAs and Non-Tax Qualified Annuities

and Non-Qualified Plans offered to purchasers who pay periodic fees for brokerage/advisory services instead of sales charges.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

DISTRIBUTION OF THE CONTRACT

Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering is continuous.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Portfolio shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as an individual retirement annuity pursuant to Sectiion 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Page F-1 through F-     are reserved for

the December 31, 2006 Financial Statements

of NML Variable Annuity Account A

and the December 31, 2006 Consolidated Financial

Statements of The Northwestern

Mutual Life Insurance Company

F-1

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits (to be filed by amendment)

(a)	Financial Statements

(1) NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To

(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account A Operating Authority, authorizing registration as an Investment Company; and approval of Fee-Based Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997

(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.A. FB. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.A. FB. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(4)(b)(1)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006

(b)(4)(b)(2)	Form of Amendment to Qualify Contract as Individual Retirement Annuity, TRAD.IRA.AMDT.(0103	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006

(b)(4)(b)(3)	Form of Endorsement to Establish Contract as a Roth Individual Retirement Annuity, ROTH.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(3) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006

(b)(4)(b)(4)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(4) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(4)(b)(5)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(4) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006

(b)(4)(c)	Enhanced Death Benefit Rider, VA.EDB.(0803)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006

(b)(5)	Form of Application (1106), with Owner Identity Verification (0104)	Exhibit (b)(5) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 33-58476, filed on November 13, 1995

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333-72913, filed on February 28, 2003

(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(c)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(c)(3)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated February 22, 2007	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated , 2007	To be filed upon amendment

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of January 1, 2007

Name	Business Address
Edward E. Barr	2050 Center Avenue
Suite 567
Fort Lee, NJ 07024

John M. Bremer	The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

Peter W. Bruce	The Northwestern Mutual Life
Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

Robert C. Buchanan	Fox Valley Corporation
100 West Lawrence Street (54911)
P.O. Box 727
Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road
Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC
922 South 70th Street
Milwaukee, WI 53214

Connie K. Duckworth	ARZU
77 Stone Gate Lane
Lake Forest, IL 60045

David A. Erne	Reinhart Boener Van Deuren, sc
1000 North Water Street
Suite 2100
Milwaukee, WI 53202

James P. Hackett	Steelcase, Inc.
901 – 44th Street
Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc.
1437 South Boulder
Tulsa, OK 74119

Stephen F. Keller	101 South Las Palmas Avenue
Los Angeles, CA 90004

Barbara A. King	Landscape Structures, Inc. Route 3
601-7th Street South
Delano, MN 55328

Margery Kraus	APCO Worldwide
700 12th Street, NW, Suite 800
Washington, DC 20005

J. Thomas Lewis	228 St. Charles Avenue
Suite 1024
New Orleans, LA 70130

Ulice Payne, Jr.	Addison-Clifton, L.L.C.
13555 Bishop’s Court
Suite 245
Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive
Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road
Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation
201 East Seven Hills Road
P.O. Box 998
Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc.
4 Embarcadero Center, Suite 3700
San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling
599 Lexington Avenue, Room 1064
New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of January 1, 2007

Name	Title
Edward J. Zore	President and Chief Executive Officer
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce	Chief Insurance Officer
William H. Beckley	Executive Vice President (Agencies)
Gregory C. Oberland	Executive Vice President and Chief Information Officer
Gary A. Poliner	Executive Vice President and Chief Financial Officer
Marcia Rimai	Executive Vice President (Business Integration Services)
Mason G. Ross	Executive Vice President and Chief Investment Officer
John E. Schlifske	Executive Vice President (Investment Products and Services and Affiliates)
Mark G. Doll	Senior Vice President (Public Markets)
Christina H. Fiasca	Senior Vice President (Agency Services)
William C. Koenig	Senior Vice President and Chief Actuary
Jean M. Maier	Senior Vice President (Insurance Operations)
Meridee J. Maynard	Senior Vice President (Life Product)
Charles D. Robinson	Senior Vice President (IPS Strategy)
Robert J. Berdan	Vice President, General Counsel and Secretary
Michael G. Carter	Vice President (Field Compensation and Planning)
Steven T. Catlett	Vice President (Corporate Services)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Vice President (Real Estate)
Gloster B. Current	Vice President (Policyowner Services)
John M. Grogan	Vice President (Disability Income)
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (New Business)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Vice President (Securities)
Raymond J. Manista	Vice President (Corporate Planning)
Calvin R. Schmidt	Vice President (Investment Product Operations)
Todd M. Schoon	Vice President (Agencies)
David W. Simbro	Vice President (Long Term Care)
Brenda F. Skelton	Vice President (Communications)
J. Edward Tippetts	Vice President (Wealth Management)
Donald G. Tyler	Vice President (IPS Products and Sales)
Martha M. Valerio	Vice President (Information Systems)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2006

Name	Title
John Abbott	Director-Field Benefit Consultants Field Benefit Reps
Carl Amick	VP-Risk Management Operations
Jason Anderson	Assistant Director Tax
Mark Backe	Asst. General Counsel & Asst. Secretary
Rebekah Barsch	Vice President Investment Product Lines
Doug Bates	VP Federal Relations
Blaise Beaulier	Director of Project Portfolio Management
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary

Maryann Bialo	Asst. Director DI Benefit
Mark Bishop	Regional VP
Mark Bishop	Regional VP Field Supv
Carrie Bleck	Director Policyowner Services
Melissa Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra Botcher	Asst. General Counsel & Asst. Secretary
Anne Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Pency Byhardt	VP of Field Development
Gwen Canady	Director Corporate Reporting
Shanklin Cannon	Medical Director
Kurt Carbon	Director Life Lay Standards
Susan A Cerbins	Asst. General Counsel & Asst. Secretary
Jan Chase	Asst. Director-DI Underwriting
Michael S. Chick	Asst. General Counsel & Asst. Secretary
Walt Chossek	Director-IPS Finance
Walt Chossek	Director-Finance
Barbara Courtney	Director Mutual Fund Accounting
Domingo G. Cruz	Asst. General Counsel & Asst. Secretary
Dennis Darland	Asst. Director DI Benefit
Glen De Zeeuw	VP Agency Dev
Cheryl DeLonay	Assistant Director - Pershing/NMIS Support
Mark Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	Vice President & Investment Products and Services Counsel
Somayajulu Durvasula	VP Agency Dev
James R. Eben	Asst. General Counsel & Asst. Secretary
Mike Ertz	Director of Field Recruiting
Marcia E. Facey	Asst. General Counsel & Asst. Secretary
Carol Flemma	Director-IPS Bus Development/Comm
Don Forecki	Director Investment Operations
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
Steve Frankl	Director-Sales Strategy and Support
James C. Frasher	Asst. General Counsel & Asst. Secretary
Matthew E. Gabrys	Asst. General Counsel & Asst. Secretary
John Garofani	Asst. General Counsel & Asst. Secretary
Sheila Gavin	Asst. General Counsel & Asst. Secretary
Don Gehrke	Director - Retail Investment Operations
Tim Gerend	Asst. General Counsel & Asst. Secretary
Wally Givler	Vice President Investment Accounting
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Bob Gleeson	Vice President & Medical Director
Mark Gmach	Regional VP
Karl Gouverneur	Vice President & Chief Architect
Dennis Goyette	Assistant Director - Invest Client Services
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Tom Guay	Vice President Underwriting Standards
Greg Gurlik	Director Long Term Care Product Development
David Harley	Assistant Director - Retail Invest Operations
Wayne Heidenreich	Medical Director
Gary Hewitt	Vice President & Treasurer
Patricia Hillmann	Director - Annuity Customer Service
Mark W. Humphrey	Director-Architecture Construction Environmental Services
Sharon A. Hyde	Asst. Director Disability Benefit

Elizabeth Idleman	Asst. General Counsel & Asst. Secretary
Bob Johnson	Director NMIS Compliance
Todd Jones	Director- IPS Finance
Todd Jones	Asst. Director- IPS Finance
Martha Kendler	Director-Annuities
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Mollie Kenny	Regulatory Consultant
Don Kiefer	Vice President Actuary
James Koelbl	Asst. General Counsel & Asst. Secretary
Abim Kolawole	Asst. General Counsel & Asst. Secretary
Robert Kowalsky	Vice President Information Systems
Carol L. Kracht	Vice President, Deputy General Counsel & Investment Counsel
Cindy Kutschenreuter	Assistant Director - Data Delivery & Reporting
Todd Kuzminski	Director Investment Accounting
Donna Lemanczyk	Director-Investment Closing
Elizabeth Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
James Lodermeier	Senior Actuary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Cindy Lubbert	Asst. Director-DI Underwriting
Dean Mabie	Asst. General Counsel & Asst. Secretary
Jon Magalska	Actuary
Steve Mannebach	Director Field Development
Jeff Marks	Director Special Projects
Steve Martinie	Asst. General Counsel & Asst. Secretary
Ted Matchulat	Director Product Compliance
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Allan McDonell	Director - Retail Investment Services
James L. McFarland	Asst. General Counsel & Asst. Secretary
Patrick McKeown	Investment Research Consultant
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Bob Meilander	Vice President Corporate Actuary
Christopher Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Joanne Migliaccio	Director of Distribution Operations
Michael Mihm	Director-IPS Field Consulting
Jay Miller	VP Advanced Planning
Jill Mocarski	Medical Director
Lynn Molitor	Assistant Director - Annuities
Karen Molloy	Director Banking & Cash Management
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
Lisa Myklebust	Assistant Director - Adv WMC/NMIS RIA
Tim Nelson	Director Market Conduct
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Leon Nesbitt	VP Agency Dev
Jeffrey Niehaus	Director-Business Retirement Markets
David Nunley	Director Tax Compliance
Daniel O’Meara	Regional VP Field Supv
Kathy Oman	Director - Systems and Projects
Timothy Otto	Asst. General Counsel & Asst. Secretary

Art Panighetti	Vice President Tax
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
Charles Pendley	VP Agency Dev
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
Pete Peterson	Director Long Term Care Administration
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Steve Radke	VP Leg & Reg Relations
Dave Remstad	Vice President Specialty Markets
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Dan Riedl	VP Distribution Policies and Operations
Kathleen M. Rivera	Vice President and Deputy General Counsel
Bethany Rodenhuis	Vice President Audit
Tammy Roou	Asst. General Counsel & Asst. Secretary
Tim Schaefer	Vice President Information Systems
Linda Schaefer	Director-Special Investigative Unit
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz	Vice President Business Markets
Kathleen H. Schluter	Vice President & Tax Counsel
Rodd Schneider	Vice President & Litigation Counsel
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Sherri Shickert	Director Policyowner Services
David Silber	Asst. General Counsel & Asst. Secretary
Stephen M. Silverman	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Warren Smith	Assistant Director-Architecture
Diane Smith	Assistant Director Policyowner Services
Richard Snyder	Director-Mutual Funds
Steve Sperka	Director DI Benefits
Paul Steffen	Regional VP
Karen Stevens	Asst. General Counsel & Asst. Secretary
Steve Stone	Director IS Finance
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Cheryl Svehlek	Director-Administration
Rachel Taknint	Vice President, Department Planning and Operations & Associate General Counsel
Bill Taylor	Director of Financial Security Planning
Paul Tews	Director Investment Planning
Kellen Thiel	Director-Managed Products
John M. Thompson	Asst. General Counsel & Asst. Secretary
Douglas D. Timmer	Asst. General Counsel & Asst. Secretary
Derek Tyus	Director of Strategic Analysis & Planning
Sandi Scott-Tyus	Director Policyowner Services
Mary Beth Van Groll	Vice President Information Systems
Andrew T. Vedder	Asst. General Counsel & Asst. Secretary
Natalie Versnik	Director Policyowner Services
Andy Ware	Vice President Actuary
Joel Weiner	Medical Director
Jackie Wheeler	Assistant Director Policyowner Service
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Don Wilkinson	VP Agency Administration

Don Wilkinson	Vice President Agency Administration
Jeff Williams	VP Compliance Risk Management & Chief Compliance Officer NMIS
Brian Wilson	Director-IPS National Sales
John Wilson	Director Long Term Care Sales Support
Robert Wright	Director-Affinity Funds
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Rick Zehner	VP Life Products
Patricia Zimmerman	Director-Inv Technology & Dev
Patti Zimmermann	Director Investment Technology & Development
Todd Zinkgraf	Director - Annuity Operations

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of December 31, 2006 are set forth on pages C-11 through C-12. In addition to the subsidiaries set forth pages on C-11 through C-12, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B

3.	NML Variable Annuity Account C

4.	Northwestern Mutual Variable Life Account

5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of December 31, 2006)

Name of Subsidiary	Jurisdiction of Incorporation
Alexandra International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Diversey, Inc. – 100% ownership	Delaware
Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Green Room Properties, LLC – 100% ownership	Delaware
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
INV Corp. – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
KerryAnne International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Larkin, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Mallon International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NMIS Alabama Agency, LLC – 100% ownership	Alabama
NMIS Massachusetts Insurance Agency, LLC – 100% ownership	Massachusetts

NMIS Georgia Agency, LLC – 100% ownership	Georgia
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Foreign Holdings B.V. – 100% ownership	Netherlands
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Las Vegas, Inc. – 100% ownership	Nevada
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Reinsurance Holdings N.V. – 100% ownership	Netherlands
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Summit Mall, LLC – 100% ownership	Delaware
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2006, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.

(2)	Aggressive Growth Stock, Alliance Bernstein Mid Cap Value, Asset Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27.	Number of Contract Owners

As of January 31, 2007, 9,196 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 9,188 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 8 such contracts were not so issued.

Item 28.	Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.	Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of January 1, 2007, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark J. Backe	Secretary
Rebekah B. Barsch	Vice President, Investment Products
William H. Beckley	Director
Mark S. Bishop	Regional Vice President, Field Supervision
Dianne E. Brunker	Assistant Director, Marketing Materials Compliance
Michael G. Carter	Vice President, Field Compensation & Planning
Eric P. Christophersen	Vice President, Comliance/Best Practices
Gloster B. Current	Vice President, Variable Life Servicing
David J. Dorshorst	Director, Compensation Services
Michael S. Ertz	Director, Recruiting and Retention
Christina H. Fiasca	Director
Dennis J. Fitzpatrick	Director, Supervision of Todd Business
Carol J. Flemma	Director, Business Strategy and Marketing
Anne A. Frigo	Director, Fixed Insurance Products: Compliance Training
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
Dennis P. Goyette	Acting Supervisor, Annuity Operations
Mark A. Gregory	Assistant Director, Registered Investment Advisor Compliance
Laila V. Hick	Director, Field Supervision Standards
Karla D. Hill	Assistant Director, Contract, License and Registration Operations
Patricia J. Hillman	Director, Annuity Customer Services
Diane B. Horn	Director, BD Operations Compliance; Policy, Procedures & Communications, Anti-Money Laundering Compliance Officer
Robert J. Johnson	Director, Compliance Oversight; Chief Compliance Officer of NMIS Registered Investment Advisor
Todd M. Jones	Treasurer, Financial and Operations Principal
Martha M. Kendler	Director, Annuity Product Line
John L. Kordsmeier	Vice President, Variable Underwriting & Issue

Gregory S. Leslie	Compliance Registered Options Principal (CROP)
Jean M. Maier	Director; Senior Vice President, Insurance Operations
James M. Makowski	Assistant Director, Field Compliance
Steven C. Mannebach	Director, Field Training & Development
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	Regional Vice President
Allan J. McDonell	Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Jeffrey L. Michaelson	Assistant Director, Mutual Funds
Joanne M. Migliaccio	Director, Contract, License and Registration
Michael J. Mihm	Director, Business Strategy
Jay W. Miller	Vice President, Advanced Planning
Jennifer Murphy	Assistant Secretary
Timothy D. Nelson	Director, Market Conduct
Jeffrey J. Niehaus	Director, Business Retirement Markets
Jennifer O’Leary	Assistant Treasurer
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President
Chris E. Peterson	Regional Vice President
Georganne K. Prom	New Business Variable Life Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Charles D. Robinson	Senior Vice President, IPS Strategy
Robin E. Rogers	Assistant Director, License & Registration
John E. Schlifske	Director; President and CEO
Jeffrey P. Schloemer	Assistant Director, Compliance Assurance
Calvin R. Schmidt	Vice President, Investment Product Operations & Systems
Todd M. Schoon	Vice President, Agencies
Richard P. Snyder	Director, Mutual Funds
Paul J. Steffen	Regional Vice President, Field Supervision
William H. Taylor	Director, Financial Security Planning
Kellen A. Thiel	Director, Managed Products
Donald G. Tyler	Vice President, Investment Products and Sales
Thomas A. Waisnor	Regional Vice President
Gwendolyn K. Weithaus	Assistant Director, Broker/Dealer Product Distribution Compliance
Alan M. Werth	Third Party Sales Consultant
Donald R. Wilkinson	Vice President, Field Management
Jeffrey B. Williams	Vice President, Compliance Risk Management & Chief Compliance Officer of NMIS Broker-Dealer, Executive Representative
Brian D. Wilson	National Sales Director
Robert J. Wright	Director, Affinity Funds Distribution and Planning
Todd O. Zinkgraf	Director, Annuity Operations

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) During 2006 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $1,523,231 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 22nd day of February, 2007.

NML VARIABLE ANNUITY ACCOUNT A (Registrant)

		By:	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 22nd day of February, 2007.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/ GARY A. POLINER Gary A. Poliner	Executive Vice President and Chief Financial Officer; Principal Financial Officer

/s/ JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

/s/ J. THOMAS LEWIS* J. Thomas Lewis	Trustee

/s/ STEPHEN F. KELLER* Stephen F. Keller	Trustee

/s/ KATHRYN D. WRISTON* Kathryn D. Wriston	Trustee

/s/ BARRY L. WILLIAMS* Barry L. Williams	Trustee

/s/ EDWARD E. BARR* Edward E. Barr	Trustee

/s/ ROBERT C. BUCHANAN* Robert C. Buchanan	Trustee

/s/ H. MASON SIZEMORE, JR.* H. Mason Sizemore, Jr.	Trustee

/s/ JOHN J. STOLLENWERK* John J. Stollenwerk	Trustee

/s/ GEORGE A. DICKERMAN* George A. Dickerman	Trustee

/s/ JOHN E. STEURI* John E. Steuri	Trustee

/s/ BARBARA A. KING* Barbara A. King	Trustee

/s/ PETER M. SOMMERHAUSER* Peter M. Sommerhauser	Trustee

/s/ JAMES P. HACKETT* James P. Hackett	Trustee

/s/ JOHN M. BREMER* John M. Bremer	Trustee

/s/ PETER W. BRUCE* Peter W. Bruce	Trustee

/s/ DAVID A. ERNE* David A. Erne	Trustee

/s/ MARGERY KRAUS* Margery Kraus	Trustee

/s/ CONNIE K. DUCKWORTH* Connie K. Duckworth	Trustee

/s/ ULICE PAYNE, JR.* Ulice Payne, Jr.	Trustee

/s/ DAVID J. DRURY* David J. Drury	Trustee

/s/ HANS HELMERICH* Hans Helmerich	Trustee

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 on August 22, 2006

Each of the signatures is affixed as of February 22, 2007

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMDNEMNT NO. 1 TO REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Flexible Payment Variable Annuity (Fee Based)

Exhibit	Description
(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated February 22, 2007	Filed herewith